Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2024	Mar. 31, 2024
Assets on consolidated balance sheets
Trading account assets	¥ 37,819,313	¥ 36,759,812
Loans	96,387,223	97,694,674
Total assets	270,806,238	272,173,152
Liabilities on the MHFG Group's balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities	19,684,194	20,621,160
Total liabilities	259,942,433	261,741,965
Maximum exposure to loss	1,293,000	1,209,000
Unconsolidated VIEs
Assets on consolidated balance sheets
Total assets	5,321,000	6,497,000
Mizuho Financial Group, Inc. | Unconsolidated VIEs
Assets on consolidated balance sheets
Trading account assets	93,000	97,000
Investments	761,000	726,000
Loans	137,000	137,000
Total assets	990,000	960,000
Liabilities on the MHFG Group's balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities	3,000	3,000
Total liabilities	3,000	3,000
Maximum exposure to loss	¥ 1,293,000	¥ 1,209,000